Commitments and contingencies	12 Months Ended
Dec. 31, 2020
Commitments and contingencies
Commitments and contingencies

23.  Commitments and contingencies

Aircraft related commitments and financing arrangements

Committed expenditures for aircraft purchase and related flight equipment related to the Airbus purchase agreement, including estimated amounts for contractual prices escalations and pre-delivery payments, will be as follows:

			Commitment
	Commitment		expenditures
	expenditures in U.S.		equivalent in
	dollars		Mexican pesos(1)
2021	US$	40,213	Ps.	802,197
2022		138,919		2,771,253
2023		265,836		5,303,083
2024		705,331		14,070,437
2025 and thereafter		3,221,596		64,266,652
	US$	4,371,895	Ps.	87,213,622
(1)	Using the exchange rate as of December 31, 2020 of Ps.19.9487.

All aircraft acquired by the Company through the Airbus purchase agreement through December 31, 2020 have been executed through sale and leaseback transactions.

In addition, we have commitments to execute sale and leaseback over the next two years. The estimated proceeds from these commitments are as follows:

	Aircraft sale prices estimated
	in U.S. dollars		in Mexican pesos (1)
2021	US$	209,500	Ps.	4,179,253
2022		547,328		10,918,482
	US$	756,828	Ps.	15,097,735
(1)	Using the exchange rate as of December 31, 2020 of Ps.19.9487.

The future lease payments for these non-cancellable sale and leaseback contracts are as follows:

	Aircraft leases
	in U.S. dollars		in Mexican pesos (1)
2021	US$	9,720	Ps.	193,901
2022		47,972		956,979
2023		63,222		1,261,197
2024		63,222		1,261,197
2025 and thereafter		574,529		11,461,107
	US$	758,665	Ps.	15,134,381
(1)	Using the exchange rate as of December 31, 2020 of Ps.19.9487.

Litigation

The Company is a party to legal proceedings and claims that arise during the ordinary course of business. The Company believes the ultimate outcome of these matters will not have a material adverse effect on the Company’s financial position, results of operations, or cash flows.